Allowance for Credit Losses and Credit Quality - Investment in Legacy and Acquired Loans by Credit Quality Indicator (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses
Total Loans	$ 20,078,181	$ 15,064,971
Commercial Loans
Financing Receivable, Allowance for Credit Losses
Total Loans	14,073,297	10,906,581
Commercial Loans | Commercial real estate - Construction
Financing Receivable, Allowance for Credit Losses
Total Loans	1,240,396	802,242
Commercial Loans | Commercial real estate - owner-occupied
Financing Receivable, Allowance for Credit Losses
Total Loans	2,529,885	2,277,749
Commercial Loans | Commercial real estate - non-owner-occupied
Financing Receivable, Allowance for Credit Losses
Total Loans	5,167,949	3,766,558
Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Total Loans	5,135,067	4,060,032
Residential and Consumer Portfolio
Financing Receivable, Allowance for Credit Losses
Current	5,857,746	4,083,827
30 or more days past due	147,138	74,563
Total Loans	6,004,884	4,158,390
Residential Mortgage | Residential mortgage
Financing Receivable, Allowance for Credit Losses
Current	2,962,043	1,229,761
30 or more days past due	94,309	37,639
Total Loans	3,056,352	1,267,400
Consumer and Other Loans | Consumer - Home equity
Financing Receivable, Allowance for Credit Losses
Current	2,250,205	2,129,110
30 or more days past due	42,070	26,816
Total Loans	2,292,275	2,155,926
Consumer and Other Loans | Consumer - Indirect Automobile
Financing Receivable, Allowance for Credit Losses
Current	59,836	127,047
30 or more days past due	2,857	4,005
Total Loans	62,693	131,052
Consumer and Other Loans | Consumer - Credit card
Financing Receivable, Allowance for Credit Losses
Current	95,263	82,052
30 or more days past due	1,105	940
Total Loans	96,368	82,992
Consumer and Other Loans | Consumer - Other
Financing Receivable, Allowance for Credit Losses
Current	490,399	515,857
30 or more days past due	6,797	5,163
Total Loans	497,196	521,020
Pass | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	13,564,833	10,303,107
Pass | Commercial Loans | Commercial real estate - Construction
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	1,189,490	775,387
Pass | Commercial Loans | Commercial real estate - owner-occupied
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	2,388,715	2,180,201
Pass | Commercial Loans | Commercial real estate - non-owner-occupied
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	5,104,074	3,687,439
Pass | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	4,882,554	3,660,080
Special Mention | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	209,925	159,219
Special Mention | Commercial Loans | Commercial real estate - Construction
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	20,351	2,694
Special Mention | Commercial Loans | Commercial real estate - owner-occupied
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	82,114	29,039
Special Mention | Commercial Loans | Commercial real estate - non-owner-occupied
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	19,311	23,004
Special Mention | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	88,149	104,482
Substandard | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	258,794	410,971
Substandard | Commercial Loans | Commercial real estate - Construction
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	30,541	22,026
Substandard | Commercial Loans | Commercial real estate - owner-occupied
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	56,590	66,816
Substandard | Commercial Loans | Commercial real estate - non-owner-occupied
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	42,702	55,576
Substandard | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	128,961	266,553
Doubtful | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	39,627	33,261
Doubtful | Commercial Loans | Commercial real estate - Construction
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	14	2,135
Doubtful | Commercial Loans | Commercial real estate - owner-occupied
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	2,466	1,670
Doubtful | Commercial Loans | Commercial real estate - non-owner-occupied
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	1,744	539
Doubtful | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	35,403	28,917
Loss | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	118	23
Loss | Commercial Loans | Commercial real estate - Construction
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	0	0
Loss | Commercial Loans | Commercial real estate - owner-occupied
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	0	23
Loss | Commercial Loans | Commercial real estate - non-owner-occupied
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	118	0
Loss | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	$ 0	$ 0